Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oneida Savings Bank pension plan
Change in benefit obligation:
Benefit obligation at beginning of year	$ 4,382,788	$ 4,371,899
Interest cost	168,082	211,449	211,573
Actuarial gain (loss)	28,529	34,698
Benefits paid	(231,294)	(235,258)
Benefit obligation at end of year	4,348,105	4,382,788	4,371,899
Change in plan assets, at fair value:
Beginning plan assets	3,544,708	3,574,529
Actual return	442,024	5,437
Benefits paid	(231,294)	(235,258)
Employer contributions	200,000	200,000
Ending plan assets	3,955,438	3,544,708	3,574,529
Funded status
Funded status at year end (plan assets less benefit obligation)	(392,667)	(838,080)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	2,168,332	2,457,886
Amounts recognized in accumulated other comprehensive income	2,168,332	2,457,886
Accumulated benefit obligation
Accumulated benefit obligation	4,348,105	4,382,788
State Bank of Chittenango pension plan
Change in benefit obligation:
Benefit obligation at beginning of year	2,599,361	2,395,770
Service cost	26,335	26,261	21,899
Interest cost	105,807	123,774	131,694
Actuarial gain (loss)	113,464	270,854
Benefits paid	(220,169)	(217,298)
Benefit obligation at end of year	2,624,798	2,599,361	2,395,770
Change in plan assets, at fair value:
Beginning plan assets	1,947,056	2,135,136
Actual return	200,156	2,425
Benefits paid	(213,620)	(212,405)
Employer contributions	43,127	21,900
Ending plan assets	1,976,719	1,947,056	2,135,136
Funded status
Funded status at year end (plan assets less benefit obligation)	(648,079)	(652,305)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	1,223,420	1,267,925
Amounts recognized in accumulated other comprehensive income	1,223,420	1,267,925
Accumulated benefit obligation
Accumulated benefit obligation	$ 2,624,798	$ 2,599,361